Net Deferred Tax Assets and Liabilities (Detail) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Deferred income taxes-current assets	¥ 43,035	¥ 40,872
Other assets	17,087	12,488
Other current liabilities	(1,442)	(25)
Deferred income taxes-non-current liabilities	(90,005)	(75,619)
Net deferred tax liabilities	¥ (31,325)	¥ (22,284)